Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	465,361,937.47	24,846
Yield Supplement Overcollateralization Amount 12/31/24	36,681,481.01	0
Receivables Balance 12/31/24	502,043,418.48	24,846
Principal Payments	21,697,816.49	1,072
Defaulted Receivables	1,007,545.89	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	34,368,183.70	0
Pool Balance at 01/31/25	444,969,872.40	23,729

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.22%
Prepayment ABS Speed	1.43%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	7,814,980.52	331
Past Due 61-90 days	2,568,205.60	106
Past Due 91-120 days	588,071.12	30
Past Due 121+ days	0.00	0
Total	10,971,257.24	467

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Delinquency Trigger Occurred	NO

Recoveries	854,692.18
Aggregate Net Losses/(Gains) - January 2025	152,853.71
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.37%
Prior Net Losses/(Gains) Ratio	0.58%
Second Prior Net Losses/(Gains) Ratio	1.22%
Third Prior Net Losses/(Gains) Ratio	1.06%
Four Month Average	0.81%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.76%
Weighted Average Contract Rate, Yield Adjusted	10.37%
Weighted Average Remaining Term	42.51

Flow of Funds	$ Amount
Collections	25,021,085.67
Investment Earnings on Cash Accounts	12,518.04
Servicing Fee	(418,369.52)
Transfer to Collection Account	-
Available Funds	24,615,234.19

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,615,921.13
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,040,402.79
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,531,467.86

Total Distributions of Available Funds	24,615,234.19

Servicing Fee	418,369.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	460,010,275.19
Principal Paid	20,272,642.45
Note Balance @ 02/18/25	439,737,632.74

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2a
Note Balance @ 01/15/25	9,716,614.36
Principal Paid	9,716,614.36
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2b
Note Balance @ 01/15/25	6,463,660.83
Principal Paid	6,463,660.83
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-3
Note Balance @ 01/15/25	297,200,000.00
Principal Paid	4,092,367.26
Note Balance @ 02/18/25	293,107,632.74
Note Factor @ 02/18/25	98.6230258%

Class A-4
Note Balance @ 01/15/25	99,500,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	99,500,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	31,390,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	31,390,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	15,740,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	15,740,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,811,123.88
Total Principal Paid	20,272,642.45
Total Paid	22,083,766.33

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	42,510.19
Principal Paid	9,716,614.36
Total Paid to A-2a Holders	9,759,124.55

Class A-2b
SOFR Rate	4.40654%
Coupon	5.11654%
Interest Paid	31,234.27
Principal Paid	6,463,660.83
Total Paid to A-2b Holders	6,494,895.10

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	4,092,367.26
Total Paid to A-3 Holders	5,246,493.93

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.7350755
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.4214024
Total Distribution Amount	21.1564779

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1848269
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	42.2461494
Total A-2a Distribution Amount	42.4309763

A-2b Interest Distribution Amount	0.2041456
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	42.2461492
Total A-2b Distribution Amount	42.4502948

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	13.7697418
Total A-3 Distribution Amount	17.6530751

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	741.91
Noteholders' Principal Distributable Amount	258.09

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	2,616,119.83
Investment Earnings	9,450.12
Investment Earnings Paid	(9,450.12)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,237,114.28	$3,954,257.24	$4,527,990.46
Number of Extensions	117	150	166
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.75%	0.83%